DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Research and development costs, shipping and handling costs and advertising costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Research and development arrangement, contract to perform for others, costs incurred, gross	$ 16,312	$ 15,884	$ 14,076
Shipping and handling cost	79,097	81,378	80,004
Selling, general and administrative expenses	430,622	436,163	446,798
Shipping and Handling
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Selling, general and administrative expenses	67,500	68,400	67,300
Advertising
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Selling, general and administrative expenses	$ 26,000	$ 23,500	$ 25,700